Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-party transactions
Summary of related-party transactions

	Successor			Predecessor
	For the year	For the year	From January 4,	From January 1,
	ended	ended	2019 through	2019 through
	December 31,	December 31,	December 31,	March 7,
	2021	2020	2019	2019
Wages and salaries	$2,732	$839	$1,216	$7,791
Share-based payments	96	—	—	—
Social security costs	876	179	—	—
Pension costs - defined contribution plans	303	90	42	—
	$4,007	$1,108	$1,258	$7,791